Quarterly Holdings Report
for

Fidelity® SAI U.S. Value Index Fund

October 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

USV-QTLY-1219
1.9885514.101

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	2,043,709	$78,662,359
CenturyLink, Inc. (a)	478,106	6,186,692
Verizon Communications, Inc.	417,965	25,274,344
		110,123,395
Entertainment - 0.2%
Viacom, Inc. Class B (non-vtg.)	177,443	3,825,671
Media - 2.9%
CBS Corp. Class B	159,350	5,742,974
Comcast Corp. Class A	528,687	23,695,751
Discovery Communications, Inc. Class A (a)(b)	233,654	6,298,144
DISH Network Corp. Class A (b)	117,167	4,028,201
Fox Corp. Class A	251,525	8,058,861
Interpublic Group of Companies, Inc.	188,511	4,100,114
News Corp. Class A	248,251	3,403,521
Nexstar Broadcasting Group, Inc. Class A	22,504	2,189,414
Tegna, Inc.	105,742	1,589,302
		59,106,282

TOTAL COMMUNICATION SERVICES		173,055,348

CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.4%
BorgWarner, Inc.	100,537	4,190,382
Lear Corp.	27,046	3,185,207
The Goodyear Tire & Rubber Co.	113,486	1,801,023
		9,176,612
Automobiles - 2.2%
Ford Motor Co.	1,909,040	16,398,654
General Motors Co.	612,028	22,742,960
Harley-Davidson, Inc. (a)	76,303	2,968,950
Thor Industries, Inc. (a)	26,874	1,700,049
		43,810,613
Distributors - 0.2%
LKQ Corp. (b)	150,080	5,101,219
Hotels, Restaurants & Leisure - 0.4%
Norwegian Cruise Line Holdings Ltd. (b)	104,988	5,329,191
Wyndham Destinations, Inc.	44,893	2,083,484
		7,412,675
Household Durables - 1.2%
Lennar Corp. Class A	144,501	8,612,260
Mohawk Industries, Inc. (b)	29,168	4,182,108
Newell Brands, Inc.	185,600	3,520,832
PulteGroup, Inc.	125,561	4,927,014
Toll Brothers, Inc.	62,911	2,501,970
		23,744,184
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (b)	189,109	1,804,100
Multiline Retail - 0.4%
Kohl's Corp.	77,488	3,972,035
Macy's, Inc. (a)	150,374	2,279,670
Nordstrom, Inc. (a)	52,170	1,872,903
		8,124,608
Specialty Retail - 0.8%
Aaron's, Inc. Class A	32,887	2,464,223
Best Buy Co., Inc.	111,627	8,018,167
Foot Locker, Inc.	53,407	2,323,739
Gap, Inc. (a)	104,544	1,699,885
L Brands, Inc.	113,314	1,930,871
		16,436,885
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (b)	73,806	2,293,152
Hanesbrands, Inc. (a)	176,057	2,677,827
PVH Corp.	36,103	3,146,737
Ralph Lauren Corp.	25,243	2,424,843
Tapestry, Inc.	139,698	3,612,590
		14,155,149

TOTAL CONSUMER DISCRETIONARY		129,766,045

CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	91,493	4,823,511
Food & Staples Retailing - 1.5%
Kroger Co.	389,085	9,587,054
Walgreens Boots Alliance, Inc.	369,534	20,243,073
		29,830,127
Food Products - 1.6%
Bunge Ltd.	68,947	3,723,138
Ingredion, Inc.	32,032	2,530,528
The J.M. Smucker Co.	54,658	5,776,257
The Kraft Heinz Co.	303,084	9,798,706
Tyson Foods, Inc. Class A	141,665	11,728,445
		33,557,074

TOTAL CONSUMER STAPLES		68,210,712

ENERGY - 13.6%
Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.	53,033	1,988,738
Schlumberger Ltd.	500,014	16,345,458
		18,334,196
Oil, Gas & Consumable Fuels - 12.7%
Cabot Oil & Gas Corp.	204,203	3,806,344
Chevron Corp.	636,667	73,942,505
Cimarex Energy Co.	49,518	2,090,650
Concho Resources, Inc.	96,347	6,505,349
ConocoPhillips Co.	540,683	29,845,702
Devon Energy Corp.	197,277	4,000,778
EOG Resources, Inc.	282,631	19,589,155
Exxon Mobil Corp.	366,000	24,730,620
HollyFrontier Corp.	73,899	4,060,011
Marathon Oil Corp.	392,427	4,524,683
Marathon Petroleum Corp.	320,646	20,505,312
Occidental Petroleum Corp.	435,639	17,643,380
Parsley Energy, Inc. Class A	127,227	2,011,459
Phillips 66 Co.	218,467	25,521,315
Valero Energy Corp.	201,837	19,574,152
		258,351,415

TOTAL ENERGY		276,685,611

FINANCIALS - 23.4%
Banks - 13.2%
Associated Banc-Corp. (a)	79,148	1,591,666
Bank of America Corp.	2,635,761	82,420,244
Bank OZK	59,000	1,655,540
CIT Group, Inc.	46,218	1,982,290
Citigroup, Inc.	1,013,084	72,800,216
Citizens Financial Group, Inc.	217,500	7,647,300
Comerica, Inc.	72,898	4,768,987
East West Bancorp, Inc.	71,037	3,048,908
Fifth Third Bancorp	355,533	10,338,900
First Horizon National Corp.	152,510	2,435,585
FNB Corp., Pennsylvania	158,560	1,912,234
Hancock Whitney Corp.	44,273	1,726,647
IBERIABANK Corp.	25,700	1,886,123
KeyCorp	488,160	8,772,235
PacWest Bancorp	57,692	2,134,027
Popular, Inc.	47,170	2,568,878
Regions Financial Corp.	485,332	7,813,845
Sterling Bancorp	100,150	1,967,948
Synovus Financial Corp.	75,319	2,551,055
Tcf Financial Corp.	74,910	2,965,687
Umpqua Holdings Corp.	107,472	1,700,207
Wells Fargo & Co.	742,504	38,335,482
Wintrust Financial Corp.	17,820	1,137,272
Zions Bancorp NA	86,370	4,186,354
		268,347,630
Capital Markets - 4.2%
E*TRADE Financial Corp.	116,742	4,878,648
Goldman Sachs Group, Inc.	157,632	33,635,516
Invesco Ltd.	187,484	3,153,481
Janus Henderson Group PLC (a)	77,635	1,795,698
Morgan Stanley	611,851	28,175,739
State Street Corp.	181,477	11,990,185
Stifel Financial Corp.	33,962	1,901,193
		85,530,460
Consumer Finance - 1.9%
Ally Financial, Inc.	190,054	5,821,354
Capital One Financial Corp.	229,070	21,360,778
SLM Corp.	208,207	1,757,267
Synchrony Financial	297,265	10,514,263
		39,453,662
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	145,804	3,149,366
Jefferies Financial Group, Inc.	122,590	2,288,755
Voya Financial, Inc.	68,322	3,686,655
		9,124,776
Insurance - 3.0%
Assured Guaranty Ltd.	48,177	2,260,465
Athene Holding Ltd. (b)	58,814	2,549,587
Brighthouse Financial, Inc. (b)	54,376	2,053,238
Lincoln National Corp.	97,456	5,504,315
MetLife, Inc.	387,752	18,142,916
Old Republic International Corp.	137,110	3,063,037
Principal Financial Group, Inc.	126,273	6,740,453
Prudential Financial, Inc.	195,811	17,846,215
Unum Group (a)	101,514	2,795,696
		60,955,922
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	219,902	1,669,056
New Residential Investment Corp.	199,423	3,158,860
		4,827,916
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	47,841	2,492,038
MGIC Investment Corp.	172,202	2,360,889
Radian Group, Inc.	98,847	2,481,060
		7,333,987

TOTAL FINANCIALS		475,574,353

HEALTH CARE - 20.0%
Biotechnology - 8.6%
AbbVie, Inc.	720,193	57,291,353
Alexion Pharmaceuticals, Inc. (b)	109,214	11,511,156
Biogen, Inc. (b)	89,844	26,837,301
Celgene Corp. (b)	345,242	37,296,493
Gilead Sciences, Inc.	616,917	39,303,782
United Therapeutics Corp. (b)	21,402	1,922,756
		174,162,841
Health Care Providers & Services - 7.2%
AmerisourceBergen Corp.	74,070	6,324,097
Anthem, Inc.	124,611	33,530,328
Cardinal Health, Inc.	145,203	7,180,288
Centene Corp. (b)	201,441	10,692,488
Cigna Corp.	183,933	32,824,683
CVS Health Corp.	633,489	42,057,335
DaVita HealthCare Partners, Inc. (b)	47,260	2,769,436
McKesson Corp.	90,067	11,978,911
		147,357,566
Pharmaceuticals - 4.2%
Allergan PLC	159,791	28,140,793
Bristol-Myers Squibb Co.	796,815	45,713,277
Jazz Pharmaceuticals PLC (b)	27,570	3,463,619
Mylan NV (b)	251,207	4,810,614
Perrigo Co. PLC	66,248	3,512,469
		85,640,772

TOTAL HEALTH CARE		407,161,179

INDUSTRIALS - 5.5%
Airlines - 2.2%
Alaska Air Group, Inc.	60,024	4,167,466
Delta Air Lines, Inc.	281,897	15,526,887
JetBlue Airways Corp. (b)	144,222	2,783,485
Southwest Airlines Co.	235,657	13,227,427
United Continental Holdings, Inc. (b)	107,624	9,776,564
		45,481,829
Building Products - 0.2%
Owens Corning	52,982	3,246,737
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. (a)	64,943	1,614,483
Construction & Engineering - 0.2%
AECOM (b)	76,767	3,071,448
MasTec, Inc. (b)	29,423	1,851,884
		4,923,332
Electrical Equipment - 0.1%
nVent Electric PLC	75,936	1,751,084
Machinery - 1.7%
AGCO Corp.	30,885	2,368,571
Allison Transmission Holdings, Inc.	58,816	2,564,966
Cummins, Inc.	76,861	13,256,985
Oshkosh Corp.	33,289	2,842,215
PACCAR, Inc.	166,484	12,662,773
		33,695,510
Professional Services - 0.3%
Manpower, Inc.	29,124	2,647,954
Nielsen Holdings PLC	173,205	3,491,813
		6,139,767
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	59,743	2,178,230
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (b)	66,520	3,850,178
Air Lease Corp. Class A	50,527	2,222,177
United Rentals, Inc. (b)	37,569	5,018,091
		11,090,446
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	37,891	1,634,618

TOTAL INDUSTRIALS		111,756,036

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.2%
Juniper Networks, Inc.	168,397	4,179,614
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (b)	40,467	3,208,224
Avnet, Inc.	50,574	2,000,707
Jabil, Inc.	66,826	2,460,533
SYNNEX Corp.	19,891	2,341,966
Tech Data Corp. (b)	17,329	2,105,474
		12,116,904
IT Services - 3.2%
Alliance Data Systems Corp.	19,995	1,999,500
DXC Technology Co.	127,532	3,528,810
IBM Corp.	426,067	56,977,940
KBR, Inc.	69,088	1,945,518
Perspecta, Inc.	67,330	1,786,938
		66,238,706
Semiconductors & Semiconductor Equipment - 6.3%
Intel Corp.	1,449,484	81,939,331
Micron Technology, Inc. (b)	537,672	25,566,304
NXP Semiconductors NV	138,911	15,791,402
ON Semiconductor Corp. (b)	199,886	4,077,674
		127,374,711
Software - 0.9%
LogMeIn, Inc.	24,048	1,579,473
Microsoft Corp.	112,421	16,117,799
		17,697,272
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	37,071	9,221,782
Dell Technologies, Inc. (b)	75,558	3,996,263
Hewlett Packard Enterprise Co.	635,921	10,435,464
HP, Inc.	721,904	12,539,472
NCR Corp. (b)	57,825	1,689,068
Seagate Technology LLC	115,319	6,691,962
Xerox Holdings Corp.	92,645	3,143,445
		47,717,456

TOTAL INFORMATION TECHNOLOGY		275,324,663

MATERIALS - 4.8%
Chemicals - 3.2%
Dow, Inc.	362,026	18,278,693
DowDuPont, Inc.	363,141	23,934,623
Eastman Chemical Co.	66,696	5,071,564
Huntsman Corp.	99,677	2,205,852
LyondellBasell Industries NV Class A	125,739	11,278,788
The Mosaic Co.	172,852	3,436,298
		64,205,818
Containers & Packaging - 0.8%
Berry Global Group, Inc. (b)	64,334	2,670,504
International Paper Co.	191,374	8,359,216
WestRock Co.	125,328	4,683,507
		15,713,227
Metals & Mining - 0.8%
Alcoa Corp. (b)	90,327	1,877,898
Nucor Corp.	147,680	7,952,568
Reliance Steel & Aluminum Co.	32,468	3,767,587
Steel Dynamics, Inc.	106,936	3,246,577
		16,844,630

TOTAL MATERIALS		96,763,675

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Medical Properties Trust, Inc.	217,340	4,505,458
Vornado Realty Trust	77,136	5,062,436
		9,567,894
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	220,353	5,956,142
TOTAL COMMON STOCKS
(Cost $1,983,838,760)		2,029,821,658
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $238,892)	240,000	239,072
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.83% (d)	1,062,081	$1,062,293
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	28,250,376	28,253,201
TOTAL MONEY MARKET FUNDS
(Cost $29,315,494)		29,315,494
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $2,013,393,146)		2,059,376,224
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(24,710,763)
NET ASSETS - 100%		$2,034,665,461

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	Dec. 2019	$4,857,280	$79,778	$79,778

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $235,096.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,550
Fidelity Securities Lending Cash Central Fund	10,860
Total	$52,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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